Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Banks - 8.5%
Citizens Financial Group, Inc.	104,499	$ 4,405,678
First Republic Bank	41,848	8,161,197
Huntington Bancshares, Inc.	499,442	7,032,143
US Bancorp	162,787	9,041,190

		28,640,208

Biotechnology - 3.0%
Gilead Sciences, Inc.	147,777	10,091,691

Capital Markets - 8.8%
CME Group, Inc.	45,246	9,598,034
State Street Corp.	113,031	9,849,521
T. Rowe Price Group, Inc.	51,311	10,475,654

		29,923,209

Chemicals - 4.1%
Air Products & Chemicals, Inc.	23,106	6,724,539
Albemarle Corp.	34,578	7,124,451

		13,848,990

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	76,071	9,003,764

Communications Equipment - 2.6%
Cisco Systems, Inc.	156,660	8,674,264

Containers & Packaging - 1.2%
Packaging Corp. of America	29,313	4,147,790

Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	160,849	8,972,157

Electrical Equipment - 7.7%
Eaton Corp. PLC	42,437	6,707,168
Emerson Electric Co.	107,092	10,804,512
Schneider Electric SE, ADR (A)	252,375	8,457,086

		25,968,766

Equity Real Estate Investment Trusts - 2.5%
American Tower Corp.	15,699	4,439,677
Digital Realty Trust, Inc.	25,866	3,987,503

		8,427,180

Food & Staples Retailing - 1.8%
Kroger Co.	146,757	5,973,010

Food Products - 1.2%
Kellogg Co.	66,301	4,200,831

Household Durables - 2.6%
Garmin Ltd.	56,170	8,829,924

Household Products - 3.8%
Clorox Co.	18,663	3,375,950
Colgate-Palmolive Co.	67,227	5,344,547
Kimberly-Clark Corp.	30,609	4,154,253

		12,874,750

Insurance - 5.1%
Cincinnati Financial Corp.	58,697	6,919,202

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	87,192	$ 5,030,978
Progressive Corp.	57,647	5,485,689

		17,435,869

IT Services - 2.1%
Automatic Data Processing, Inc.	33,720	7,068,724

Leisure Products - 1.4%
Hasbro, Inc.	47,976	4,770,733

Machinery - 5.3%
Cummins, Inc.	36,487	8,468,633
Xylem, Inc.	75,993	9,563,719

		18,032,352

Media - 1.6%
Omnicom Group, Inc.	74,512	5,425,964

Metals & Mining - 4.0%
Steel Dynamics, Inc.	212,024	13,664,947

Multiline Retail - 3.3%
Target Corp.	43,344	11,314,951

Pharmaceuticals - 5.0%
AstraZeneca PLC, ADR	137,115	7,848,462
Merck & Co., Inc.	118,863	9,136,999

		16,985,461

Road & Rail - 1.9%
Union Pacific Corp.	29,874	6,535,236

Semiconductors & Semiconductor Equipment - 7.4%
Broadcom, Inc.	17,921	8,698,853
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,185	8,769,579
Texas Instruments, Inc.	38,945	7,423,696

		24,892,128

Software - 3.6%
Microsoft Corp.	42,762	12,183,321

Specialty Retail - 2.1%
Best Buy Co., Inc.	64,396	7,234,891

Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc.	320,923	5,860,054

Water Utilities - 2.3%
Essential Utilities, Inc.	155,154	7,621,165

Total Common Stocks (Cost $289,427,585)		338,602,330

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (B)	270,575	270,575

Total Other Investment Company (Cost $270,575)		270,575

Transamerica Funds	Page 1

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)

Fixed Income Clearing Corp., 0.00% (B), dated 07/30/2021, to be repurchased at $119,976 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $122,437.

$ 119,976	$ 119,976

Total Repurchase Agreement (Cost $119,976)	119,976

Total Investments (Cost $289,818,136)	338,992,881
Net Other Assets (Liabilities) - (0.1)%	(266,282)

Net Assets - 100.0%	$ 338,726,599

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$338,602,330	$—	$—	$338,602,330
Other Investment Company	270,575	—	—	270,575
Repurchase Agreement	—	119,976	—	119,976

Total Investments	$338,872,905	$119,976	$—	$338,992,881

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $264,729, collateralized by cash collateral of $270,575. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2021.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3